RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Restricted Cash [Abstract]
Operations	$ 123	$ 125
Credit obligations	72	119
Capital expenditures and development projects	34	21
Total	229	265
Less: non-current	(75)	(104)
Current	$ 154	$ 161